Schedule of Future Minimum Payments of Contractual Obligations (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank borrowings, payment due in total		$ 388,643		$ 843,529
Bank borrowings, Payment Due in Less than 1 year		317,815		710,983
Bank borrowings, Payment Due in 1 - 2 years		70,828		132,546
Bank borrowings, Payment Due in 3 - 5 years
Bank borrowings, Payment Due in thereafter
Operating lease, payment due in total	$ 273,600	360,000	$ 540,000	720,000
Operating lease, Payment Due in Less than 1 year		360,000	540,000	720,000
Operating lease, Payment Due in 1 - 2 years
Operating lease, Payment Due in 3 - 5 years
Operating lease, Payment Due in thereafter
Financing lease, payment due in total			9,230	12,308
Financing lease, Payment Due in Less than 1 year			$ 9,230	12,308
Financing lease, Payment Due in 1 - 2 years
Financing lease, Payment Due in 3 - 5 years
Financing lease, Payment Due in thereafter